Other Expenses (Details) - Schedule of other expenses - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other expenses [Abstract]
Advertising and promotion expenses	¥ 30,471,983	¥ 45,789,035	¥ 15,323,838
Litigation fees	24,764,412	25,305,057	22,467,468
Consulting fees	14,486,656	16,762,953	9,580,602
Research and development expenses	9,960,607	2,430,338	1,419,878
Office and commute expenses	9,120,261	21,835,262	14,425,608
Attorney fees	8,503,270	23,748,333	5,983,431
Entertainment and travelling expenses	7,010,704	10,905,234	14,237,820
Depreciation and amortization	6,047,226	10,917,300	13,299,246
Directors and officers liability insurance	4,232,722	6,433,824
Communication expenses	2,495,071	2,874,165	2,549,164
Others	6,949,270	15,677,035	14,268,602
Total	¥ 124,042,182	¥ 182,678,536	¥ 113,555,657